Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 129	$ 137
Short-term rental prepayment		79
Payment in advance	140	110
Deposits	108	373
Other	11	23
Total	$ 388	$ 722